Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Revenues	$ 104,784	$ 50,471	$ 104,784	$ 77,650	$ 53,700	$ 194,473
Operating expenses
General and administrative	486,540	498,949	6,293,529	1,410,689	1,759,009	2,984,932
Research and development	55,634	160,711	184,894	302,088	468,042	460,144
Depreciation and amortization	17,233	16,352	51,991	51,886	73,913	76,182
(Gain) Loss on disposal of property and equipment	0	0	0	22,875	17,875	(4,811)
Total operating expenses	559,407	676,012	6,530,414	1,787,538	2,318,839	3,516,447
Operating loss	(454,623)	(625,541)	(6,425,630)	(1,709,888)	(2,265,139)	(3,321,974)
Other expenses:
Interest expense	25,009	230,122	428,296	544,424	718,819	565,383
Loss on settlement of debt	0	0	7,662,388	0	0	0
Total other expenses	25,009	230,122	8,090,684	544,424	718,819	565,383
Net loss	$ (479,632)	$ (855,663)	$ (14,516,314)	$ (2,254,312)	$ (2,983,958)	$ (3,887,357)
Net loss per common share - basic and diluted	$ 0.00	$ (0.10)	$ (0.32)	$ (0.26)	$ (0.09)	$ (0.13)
Weighted average common shares outstanding - basic and diluted	102,665,126	8,547,190	45,946,718	8,380,200	31,518,817	29,560,667